Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares

The calculation of both basic and diluted number of weighted average outstanding shares of:

	December 31, 2014	December 31, 2015	December 31, 2016
Net income available to common shareholders (in thousands)	87,737	98,094	44,638

Basic weighted average number of shares	55,336,402	55,360,004	55,418,626
Effect of dilutive potential share options:	147,076	346,100	375,855

Diluted weighted average number of shares	55,483,478	55,706,104	55,794,481